UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MFP Investors LLC
Address:          51 JFK Parkway
                  2nd Floor
                  Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stuart Pistol
Title:            Chief Financial Officer
Phone:            (973) 921-2210

Signature, Place, and Date of Signing:

                                            Short Hills, NJ            11/14/03
        --------------------------          ---------------            --------
               [Signature]                   [City, State]               Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0
                                                         --

Form 13F Information Table Entry Total:                   53
                                                         --

Form 13F Information Table Value Total:             $276,321
                                                    --------
                                                    (thousands)

List of Other Included Managers  NONE


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        COLUMN 1                                   COLUMN 2        COLUMN 3    COLUMN 4           COLUMN 5

                                                    TITLE                       VALUE       SHRS OR    SH/  PUT/
     NAME OF ISSUER                                OF CLASS         CUSIP      (x$1000)     PRN AMT    PRN  CALL

Alleghany Corp. DEL                                  COM          017175100      3,126     16,012     SH
American Financial Realty Trust                      COM          02607P305      4,144     293900     SH
Anadarko Pete Corp                                   CALL         0325119KI        450      10000     SH   CALL
Andrew Corp.                                         COM          034425108      7,248    600,000     SH
Arch Wireless Inc                                    CL  A        039392709      3,898    346,822     SH
Atwood Oceanics, Inc.                                COM          050095108      1,862     77,600     SH
Bristol-Myers Squibb Co.                             COM          110122108      7,698    300,000     SH
CIT Group Inc.                                       COM          125581108     20,851    725,000     SH
CNAFinl Corp                                         PUT          1261178MD        400     20,000     SH   PUT
CNAFinl Corp                                         PUT          1261178MW        175     10,000     SH   PUT
Cambrex Corp.                                        COM          132011107      1,135     50,000     SH
Catellus Dev Corp.                                   COM          149111106      1,467     60,000     SH
Charming Shoppes Inc                                 COM          161133103      1,713    300,000     SH
City Investing Co. Liq Tr                       Unit Ben Int      177900107        696    362,600     SH
Commonwealth Tel Enterprises Inc.                    COM          203349105      1,424     35,500     SH
Conseco Inc                                        COM NEW        208464883     22,656  1,254,473     SH
Crown Holdings Inc                                   COM          228368106        931    137,900     SH
Dillards Inc.                                        CL A         254067101      3,495    250,000     SH
Edison International                                 COM          281020107      3,343    175,000     SH
Enstar Group Inc GA                                  COM          29358R107      4,032    102,715     SH
Federated Department Stores, Inc. DEL                COM          31410H101      6,285    150,000     SH
Florida East Coast Industries Inc              .     CL A         340632108     11,578    402,700     SH
Foot Locker Inc                                      COM          344849104      3,969    245,000     SH
Galyans Trading Inc                                  COM          36458R101        281     27,500     SH
Gencorp Inc.                                         COM          368682100      5,370    600,000     SH
Hearst-Argyle Television, Inc.                       COM          422317107      6,331    261,600     SH
Helmerich & Payne Inc.                               COM          423452101     15,031    575,000     SH
Honeywell International Inc.                         COM          438516106      8,880    337,000     SH
Huttig Building Products, Inc.                       COM          448451104      1,035    382,000     SH
Kmart Holding Corp.                                  COM          498780105      2,847    114,191     SH
Knight Ridder Inc.                                   COM          499040103     13,340    200,000     SH
Knight Trading Group Inc.                            COM          499063105      5,715    500,000     SH
Koger Equity Inc.                                    COM          500228101      1,686     89,700     SH
Liberty Media Corp. New                          COM SER A        530718105     10,967  1,100,000     SH
Louisiana Pac Corp.                                  COM          546347105      3,445    250,000     SH
MRO Software, Inc.                                   COM          55347W105      1,876    137,400     SH
Medallion Financial Corp.                            COM          583928106      1,629    258,600     SH
Nashua Corporation                                   COM          631226107      1,281    161,200     SH
Natuzzi S P A                                        ADR          63905A101        357     35,000     SH
Newhall Land & Farming Co. CAL              Depositary Receipts   651426108      7,309    185,000     SH
Noranda, Inc.                                        COM          655422103      2,576    250,000     SH
PG&E Corporation                                     COM          69331C108      3,585    150,000     SH
PNC Financial Services Group Inc.                    COM          693475105      9,516    200,000     SH
Premcor Inc.                                         COM          74045Q104     17,790    767,800     SH
Saxon Capital Inc.                                   COM          80556P302      2,571    150,000     SH
Southern Union Co New                                COM          844030106      8,095    476,159     SH
Southwest Gas Corp.                                  COM          844895102      2,070     91,200     SH
Stage Stores Inc                                     COM          85254C305      1,016     40,000     SH
Steinway Musical Instruments, Inc                  COM ORD        858495104        142      8,000     SH
Triad Hospitals Inc.                                 COM          89579K109      7,570    250,000     SH
TYCO International Ltd. New                          COM          902124106     16,344    800,000     SH
United Industrial Corp.                              COM          910671106      1,988    125,000     SH
UnumProvident Corporation                            COM          91529Y106      3,102    210,000     SH


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        COLUMN 1                                COLUMN 6    COLUMN 7            COLUMN 8

                                               INVESTMENT    OTHER          VOTING AUTHORITY
     NAME OF ISSUER                            DISCRETION   MANAGERS     SOLE    SHARED     NONE

Alleghany Corp. DEL                              SOLE                   16,012
American Financial Realty Trust                  SOLE                   293900
Anadarko Pete Corp                               SOLE                    10000
Andrew Corp.                                     SOLE                  600,000
Arch Wireless Inc                                SOLE                  346,822
Atwood Oceanics, Inc.                            SOLE                   77,600
Bristol-Myers Squibb Co.                         SOLE                  300,000
CIT Group Inc.                                   SOLE                  725,000
CNAFinl Corp                                     SOLE                   20,000
CNAFinl Corp                                     SOLE                   10,000
Cambrex Corp.                                    SOLE                   50,000
Catellus Dev Corp.                               SOLE                   60,000
Charming Shoppes Inc                             SOLE                  300,000
City Investing Co. Liq Tr                        SOLE                  362,600
Commonwealth Tel Enterprises Inc.                SOLE                   35,500
Conseco Inc                                      SOLE                1,254,473
Crown Holdings Inc                               SOLE                  137,900
Dillards Inc.                                    SOLE                  250,000
Edison International                             SOLE                  175,000
Enstar Group Inc GA                              SOLE                  102,715
Federated Department Stores, Inc. DEL            SOLE                  150,000
Florida East Coast Industries Inc                SOLE                  402,700
Foot Locker Inc                                  SOLE                  245,000
Galyans Trading Inc                              SOLE                   27,500
Gencorp Inc.                                     SOLE                  600,000
Hearst-Argyle Television, Inc.                   SOLE                  261,600
Helmerich & Payne Inc.                           SOLE                  575,000
Honeywell International Inc.                     SOLE                  337,000
Huttig Building Products, Inc.                   SOLE                  382,000
Kmart Holding Corp.                              SOLE                  114,191
Knight Ridder Inc.                               SOLE                  200,000
Knight Trading Group Inc.                        SOLE                  500,000
Koger Equity Inc.                                SOLE                   89,700
Liberty Media Corp. New                          SOLE                1,100,000
Louisiana Pac Corp.                              SOLE                  250,000
MRO Software, Inc.                               SOLE                  137,400
Medallion Financial Corp.                        SOLE                  258,600
Nashua Corporation                               SOLE                  161,200
Natuzzi S P A                                    SOLE                   35,000
Newhall Land & Farming Co. CAL                   SOLE                  185,000
Noranda, Inc.                                    SOLE                  250,000
PG&E Corporation                                 SOLE                  150,000
PNC Financial Services Group Inc.                SOLE                  200,000
Premcor Inc.                                     SOLE                  767,800
Saxon Capital Inc.                               SOLE                  150,000
Southern Union Co New                            SOLE                  476,159
Southwest Gas Corp.                              SOLE                   91,200
Stage Stores Inc                                 SOLE                   40,000
Steinway Musical Instruments, Inc                SOLE                    8,000
Triad Hospitals Inc.                             SOLE                  250,000
TYCO International Ltd. New                      SOLE                  800,000
United Industrial Corp.                          SOLE                  125,000
UnumProvident Corporation                        SOLE                  210,000

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